	NICHOLAS LIMITED EDITION, INC.
	SCHEDULE OF INVESTMENTS (UNAUDITED)
	AS OF MARCH 31, 2025

SHARES OR PRINCIPAL AMOUNT

		VALUE
COMMON STOCKS -- 96.37%
	Consumer Discretionary - Automobiles & Components -- 2.26%
83,677	Dorman Products, Inc.*	$ 10,086,425

	Consumer Discretionary - Consumer Discretionary Distribution & Retail -- 2.76%
8,035	Murphy USA, Inc.	3,774,923
73,550	Ollie's Bargain Outlet Holdings Inc*	8,558,278
		12,333,201

	Consumer Discretionary - Consumer Durables & Apparel -- 1.72%
196,866	La-Z-Boy Incorporated	7,695,492

	Consumer Discretionary - Consumer Services -- 2.21%
131,500	Carriage Services Inc.	5,095,625
21,236	Wingstop Inc.	4,790,417
		9,886,042

	Consumer Staples – Food, Beverage & Tobacco -- 3.19%
45,355	J & J Snack Foods Corp.	5,974,161
421,967	Nomad Foods Ltd.	8,291,651
		14,265,812

	Financials - Financial Services -- 8.40%
124,635	Cohen & Steers, Inc.	10,001,959
213,210	EVERTEC, Inc.	7,839,732
25,975	Morningstar, Inc.	7,789,123
772,951	Repay Holdings Corp. Class A*	4,305,337
93,214	Shift4 Payments, Inc. Class A*	7,616,516
		37,552,667

	Financials - Insurance -- 1.82%
182,595	Baldwin Insurance Group, Inc. Class A*	8,160,170

	Health Care - Health Care Equipment & Services -- 14.43%
73,317	Amedisys, Inc.*	6,791,354
175,150	AtriCure, Inc.*	5,650,339
551,683	Certara, Inc.*	5,461,662
83,653	Encompass Health Corporation	8,472,376
128,303	Globus Medical Inc Class A*	9,391,780
426,053	Neogen Corp*	3,693,879
97,295	Omnicell, Inc.*	3,401,433
247,880	Option Care Health Inc*	8,663,406
180,579	Phreesia, Inc.*	4,615,599
173,156	Simulations Plus, Inc.	4,245,785
20,536	UFP Technologies, Inc.*	4,142,316
		64,529,929

	Health Care – Pharmaceuticals, Biotechnology & Life Sciences -- 3.88%
149,595	Prestige Consumer Healthcare Inc*	12,860,682
221,064	Stevanato Group SpA	4,514,127
		17,374,809

	Industrials - Capital Goods -- 7.32%
95,911	A. O. Smith Corporation	6,268,743
50,979	Beacon Roofing Supply, Inc.*	6,306,102
11,555	Comfort Systems USA, Inc.	3,724,523
101,956	Construction Partners, Inc. Class A*	7,327,578
70,945	Donaldson Company, Inc.	4,757,572
36,024	SiteOne Landscape Supply, Inc.*	4,374,754
		32,759,272

	Industrials - Commercial & Professional Services -- 15.98%
47,033	Casella Waste Systems, Inc.*	5,244,650
225,856	ExlService Holdings, Inc.*	10,662,662
79,395	Exponent, Inc.	6,435,759
83,175	ICF International, Inc.	7,067,380
429,345	OPENLANE, Inc.*	8,277,772
42,923	Paylocity Holding Corp.*	8,041,195
110,201	RB Global, Inc.	11,053,160
211,365	Tetra Tech, Inc.	6,182,426
138,570	WNS (Holdings) Limited Sponsored ADR*	8,520,669
		71,485,673

	Industrials - Transportation -- 2.47%
129,965	Knight-Swift Transportation Holdings Inc. Class A	5,652,178
393,631	Marten Transport, Ltd.	5,400,617
		11,052,795

	Information Technology - Semiconductors & Semiconductor Equipment -- 3.28%
116,535	Lattice Semiconductor Corporation*	6,112,261
29,061	Onto Innovation, Inc.*	3,526,262
99,460	Power Integrations, Inc.	5,022,730
		14,661,253

	Information Technology - Software & Services -- 21.36%
139,960	BlackLine, Inc.*	6,776,863
26,202	CyberArk Software Ltd.*	8,856,276
100,050	Descartes Systems Group Inc.*	10,088,041
151,160	Five9, Inc.*	4,103,994
363,571	Grid Dynamics Holdings, Inc. Class A*	5,689,886
340,480	i3 Verticals, Inc.*	8,399,642
69,568	Intapp, Inc.*	4,061,380
225,504	nCino Inc*	6,194,595
134,991	Q2 Holdings, Inc.*	10,800,630
46,906	Qualys, Inc.*	5,906,873
52,522	SPS Commerce, Inc.*	6,971,245
163,178	Tenable Holdings, Inc.*	5,707,966
159,645	Varonis Systems, Inc.*	6,457,640
73,060	Workiva Inc. Class A*	5,545,985
		95,561,016

	Information Technology - Technology Hardware & Equipment -- 2.35%
88,558	ePlus inc.*	5,404,695
39,970	Novanta Inc*	5,110,964
		10,515,659

	Materials - Materials -- 1.97%
59,500	AptarGroup, Inc.	8,828,610

	Real Estate - Equity Real Estate Investment Trusts (REITs) -- 0.97%
109,550	NexPoint Residential Trust, Inc.	4,330,512

	TOTAL COMMON STOCKS
	(cost $292,279,038)	431,079,337

SHORT-TERM INVESTMENTS -- 3.72%
	Money Market Deposit Account – 1.27%
$5,673,212	U.S. Bank Money Market, 4.20%	5,673,212

	Money Market Fund – 1.12%
	Morgan Stanley Institutional Liquidity Funds Government Portfolio
5,000,000	(Institutional Class), 7-day net yield, 4.271%	5,000,000

	U.S. Government Security – 1.33%
6,000,000	U.S. Treasury Bill 05/01/2025, 4.314%	5,978,800

	TOTAL SHORT-TERM INVESTMENTS
	(cost $16,652,462)	16,652,012

	TOTAL INVESTMENTS
	(cost $308,931,500) - 100.09%	447,731,349

	LIABILITIES, NET OF OTHER ASSETS - (0.09)%	(424,270)

	TOTAL NET ASSETS
	(basis of percentages disclosed above) - 100%	$ 447,307,079

* Non-income producing security.

	The accompanying notes to financial statements are an integral part of this schedule.

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Financial Statements.

Various inputs are used in determining the value of the Fund's investments relating to Accounting Standards Codification 820-10.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 - quoted prices in active markets for identical investments

                Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

                Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2025, in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1
Common Stocks(1)	$431,079,337
Money Market Deposit Account	5,673,212
Money Market Fund	5,000,000
Level 2
U.S. Government Security	5,978,800
Level 3
None	—
Total	$447,731,349

(1) See Schedule above for further detail by industry.